Short-Term Debt - Summary of Short-Term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2017
South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Unsecured short term debt	$ 149	$ 216
South America [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
South America [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	10.38%
Australia [Member]
Disclosure of detailed information about borrowings [Line Items]
Unsecured short term debt	$ 157
Australia [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.75%
Australia [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.09%
Other [Member]
Disclosure of detailed information about borrowings [Line Items]
Unsecured short term debt	$ 20	$ 22
Other [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.64%
Other [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.50%